Business Combinations - Summary of Revenue and Profit Before Tax Contribution From Acquired Entities (Parenthetical) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenue And Profit Before Tax Of Acquired Entities As Of Acquisition Date [Line Items]
Business combination revenue of acquiree since acquistion date	€ 113,007		€ 85,953
Business combination profit loss of acquiree before tax since acquistion date	€ 47,046		€ 15,773
Raging River [Member] | Two Thousand And Twenty One [Member]
Disclosure Of Revenue And Profit Before Tax Of Acquired Entities As Of Acquisition Date [Line Items]
Business combination revenue of acquiree since acquistion date		€ 110,800
Business combination profit loss of acquiree before tax since acquistion date		€ 36,400